UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 33.0%				$3,993,448,662
(Cost $4,068,734,775)
U.S. Government 11.8%				1,426,619,702
U.S. Treasury
Bond	2.750	11-15-42	343,385,000	327,583,926
Bond	3.000	02-15-47	208,395,000	207,507,694
Bond	3.125	05-15-48	408,944,000	417,138,853
Note	2.625	08-31-20	72,925,000	72,902,211
Note	2.875	08-15-28	361,981,000	362,306,218
Treasury Inflation Protected Security	0.375	07-15-25	40,063,448	39,180,800
U.S. Government Agency 21.2%				2,566,828,960
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	6,571,197	6,410,949
30 Yr Pass Thru	3.000	04-01-43	7,589,127	7,387,455
30 Yr Pass Thru	3.000	06-01-43	2,673,328	2,603,958
30 Yr Pass Thru	3.000	12-01-45	27,382,895	26,595,325
30 Yr Pass Thru	3.000	05-01-46	4,924,893	4,781,707
30 Yr Pass Thru	3.000	10-01-46	9,234,270	8,960,022
30 Yr Pass Thru	3.000	10-01-46	10,106,447	9,815,771
30 Yr Pass Thru	3.000	10-01-46	16,351,940	15,856,085
30 Yr Pass Thru	3.000	11-01-46	19,280,445	18,695,786
30 Yr Pass Thru	3.000	12-01-46	95,997,458	93,101,435
30 Yr Pass Thru	3.000	12-01-46	19,498,829	18,925,828
30 Yr Pass Thru	3.000	04-01-47	55,524,465	53,840,747
30 Yr Pass Thru	3.500	02-01-41	17,278,135	17,310,445
30 Yr Pass Thru	3.500	01-01-42	1,802,057	1,804,301
30 Yr Pass Thru	3.500	05-01-42	1,566,785	1,568,246
30 Yr Pass Thru	3.500	06-01-42	6,684,444	6,690,677
30 Yr Pass Thru	3.500	08-01-42	1,801,251	1,802,931
30 Yr Pass Thru	3.500	09-01-42	2,164,508	2,166,526
30 Yr Pass Thru	3.500	04-01-44	7,719,615	7,740,081
30 Yr Pass Thru	3.500	05-01-45	18,341,491	18,315,605
30 Yr Pass Thru	3.500	01-01-46	2,228,129	2,224,288
30 Yr Pass Thru	3.500	08-01-46	93,379,531	93,306,106
30 Yr Pass Thru	3.500	09-01-46	25,619,991	25,539,801
30 Yr Pass Thru	3.500	09-01-46	13,851,329	13,807,974
30 Yr Pass Thru	3.500	10-01-46	6,152,370	6,149,455
30 Yr Pass Thru	3.500	10-01-46	31,864,660	31,784,840
30 Yr Pass Thru	3.500	11-01-46	11,191,104	11,156,076
30 Yr Pass Thru	3.500	11-01-46	12,113,107	12,090,335
30 Yr Pass Thru	3.500	12-01-46	19,636,746	19,602,896
30 Yr Pass Thru	3.500	01-01-47	11,009,182	10,991,925
30 Yr Pass Thru	3.500	02-01-47	19,712,568	19,693,989
30 Yr Pass Thru	3.500	04-01-47	20,447,329	20,424,862
30 Yr Pass Thru	3.500	11-01-47	53,509,960	53,392,640
30 Yr Pass Thru	3.500	11-01-47	18,039,539	18,008,443
30 Yr Pass Thru	4.000	01-01-41	18,067,925	18,533,511
30 Yr Pass Thru	4.000	03-01-42	8,897,043	9,123,527
30 Yr Pass Thru	4.000	11-01-43	5,505,796	5,671,760
30 Yr Pass Thru	4.000	02-01-44	2,355,187	2,416,245
30 Yr Pass Thru	4.000	07-01-45	26,177,970	26,848,448
30 Yr Pass Thru	4.000	01-01-47	16,946,495	17,375,238
30 Yr Pass Thru	4.000	03-01-47	69,886,294	71,436,008
30 Yr Pass Thru	4.000	03-01-47	21,739,352	22,248,592
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-47	29,712,056	$30,473,050
30 Yr Pass Thru	4.000	05-01-47	23,058,395	23,648,973
30 Yr Pass Thru	4.000	10-01-47	39,703,366	40,683,039
30 Yr Pass Thru	4.000	03-01-48	15,512,397	15,870,925
30 Yr Pass Thru	4.000	08-01-48	41,000,000	41,889,950
30 Yr Pass Thru	4.500	11-01-39	2,530,151	2,654,765
30 Yr Pass Thru	4.500	02-01-41	4,161,005	4,360,741
30 Yr Pass Thru	4.500	03-01-41	2,527,111	2,651,575
30 Yr Pass Thru	4.500	09-01-41	1,643,832	1,721,712
30 Yr Pass Thru	4.500	10-01-41	1,904,601	1,994,835
30 Yr Pass Thru	4.500	06-01-47	25,997,083	27,277,483
30 Yr Pass Thru	5.000	03-01-41	1,208,967	1,290,492
30 Yr Pass Thru	5.500	05-01-38	265,202	289,060
30 Yr Pass Thru	5.500	11-01-39	5,548,186	6,047,300
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	4,734,434	4,724,441
15 Yr Pass Thru	3.500	02-01-26	696,871	705,585
15 Yr Pass Thru	3.500	03-01-26	5,555,489	5,624,936
15 Yr Pass Thru	4.000	12-01-24	2,177,119	2,228,399
15 Yr Pass Thru	5.000	07-01-19	296	298
30 Yr Pass Thru	3.000	07-01-42	5,111,491	4,982,448
30 Yr Pass Thru	3.000	10-01-42	9,773,515	9,526,775
30 Yr Pass Thru	3.000	10-01-42	4,886,133	4,762,779
30 Yr Pass Thru	3.000	12-01-42	2,336,110	2,274,213
30 Yr Pass Thru	3.000	01-01-43	1,731,497	1,685,620
30 Yr Pass Thru	3.000	03-01-43	1,857,671	1,812,514
30 Yr Pass Thru	3.000	04-01-43	2,952,444	2,876,062
30 Yr Pass Thru	3.000	05-01-43	2,570,028	2,509,162
30 Yr Pass Thru	3.000	06-01-43	2,590,322	2,519,261
30 Yr Pass Thru	3.000	07-01-43	30,634,416	29,861,025
30 Yr Pass Thru	3.000	08-01-46	64,081,008	62,142,827
30 Yr Pass Thru	3.000	08-01-46	46,942,907	45,523,081
30 Yr Pass Thru	3.000	09-01-46	6,630,321	6,440,142
30 Yr Pass Thru	3.000	10-01-46	4,677,769	4,543,595
30 Yr Pass Thru	3.000	01-01-47	36,864,837	35,726,790
30 Yr Pass Thru	3.000	02-01-47	19,786,467	19,206,560
30 Yr Pass Thru	3.000	10-01-47	44,275,858	42,936,699
30 Yr Pass Thru	3.000	11-01-47	52,424,709	50,839,082
30 Yr Pass Thru	3.500	11-01-40	3,780,625	3,786,956
30 Yr Pass Thru	3.500	06-01-42	3,665,213	3,667,915
30 Yr Pass Thru	3.500	06-01-42	320,574	320,810
30 Yr Pass Thru	3.500	08-01-42	6,446,175	6,450,927
30 Yr Pass Thru	3.500	01-01-43	3,077,325	3,079,593
30 Yr Pass Thru	3.500	02-01-43	939,412	941,572
30 Yr Pass Thru	3.500	05-01-43	1,730,673	1,732,760
30 Yr Pass Thru	3.500	06-01-43	23,384,929	23,405,821
30 Yr Pass Thru	3.500	07-01-43	1,768,164	1,772,506
30 Yr Pass Thru	3.500	07-01-43	6,490,527	6,496,326
30 Yr Pass Thru	3.500	07-01-43	6,817,545	6,823,636
30 Yr Pass Thru	3.500	01-01-45	5,177,889	5,176,043
30 Yr Pass Thru	3.500	04-01-45	17,918,698	17,901,109
30 Yr Pass Thru	3.500	04-01-45	4,807,611	4,802,891
30 Yr Pass Thru	3.500	04-01-45	19,776,354	19,756,942
30 Yr Pass Thru	3.500	02-01-46	34,815,698	34,732,565
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-46	42,545,040	$42,416,860
30 Yr Pass Thru	3.500	07-01-46	13,281,313	13,237,148
30 Yr Pass Thru	3.500	02-01-47	52,873,099	52,730,326
30 Yr Pass Thru	3.500	03-01-47	57,506,815	57,405,442
30 Yr Pass Thru	3.500	07-01-47	73,853,022	73,757,448
30 Yr Pass Thru	3.500	09-01-47	14,612,931	14,536,940
30 Yr Pass Thru	3.500	11-01-47	68,797,184	68,589,912
30 Yr Pass Thru	3.500	11-01-47	10,339,997	10,291,072
30 Yr Pass Thru	4.000	09-01-40	8,568,394	8,792,202
30 Yr Pass Thru	4.000	09-01-40	13,067,781	13,409,114
30 Yr Pass Thru	4.000	11-01-40	3,017,235	3,107,360
30 Yr Pass Thru	4.000	12-01-40	1,825,167	1,871,700
30 Yr Pass Thru	4.000	12-01-40	5,007,163	5,134,822
30 Yr Pass Thru	4.000	01-01-41	5,284,262	5,418,986
30 Yr Pass Thru	4.000	01-01-41	2,115,085	2,170,332
30 Yr Pass Thru	4.000	02-01-41	2,321,599	2,382,240
30 Yr Pass Thru	4.000	09-01-41	10,032,700	10,290,054
30 Yr Pass Thru	4.000	09-01-41	2,634,838	2,706,130
30 Yr Pass Thru	4.000	09-01-41	4,416,263	4,539,897
30 Yr Pass Thru	4.000	10-01-41	2,571,820	2,641,408
30 Yr Pass Thru	4.000	10-01-41	1,806,043	1,852,089
30 Yr Pass Thru	4.000	10-01-41	3,117,225	3,198,648
30 Yr Pass Thru	4.000	01-01-42	3,973,299	4,080,807
30 Yr Pass Thru	4.000	03-01-42	2,063,486	2,117,384
30 Yr Pass Thru	4.000	05-01-42	7,969,778	8,170,478
30 Yr Pass Thru	4.000	07-01-42	511,770	525,697
30 Yr Pass Thru	4.000	09-01-43	9,414,141	9,682,105
30 Yr Pass Thru	4.000	10-01-43	10,734,741	11,030,231
30 Yr Pass Thru	4.000	10-01-43	4,421,711	4,539,280
30 Yr Pass Thru	4.000	01-01-44	7,305,700	7,506,800
30 Yr Pass Thru	4.000	12-01-45	24,551,328	25,142,745
30 Yr Pass Thru	4.000	02-01-46	16,587,457	16,937,788
30 Yr Pass Thru	4.000	04-01-46	17,101,588	17,446,744
30 Yr Pass Thru	4.000	06-01-46	11,294,901	11,522,863
30 Yr Pass Thru	4.000	07-01-46	29,211,649	29,801,219
30 Yr Pass Thru	4.000	10-01-46	7,005,399	7,140,219
30 Yr Pass Thru	4.000	01-01-47	21,655,047	22,237,600
30 Yr Pass Thru	4.000	03-01-47	32,945,319	33,666,871
30 Yr Pass Thru	4.000	04-01-47	29,998,626	30,805,634
30 Yr Pass Thru	4.000	11-01-47	10,938,678	11,188,506
30 Yr Pass Thru	4.000	12-01-47	17,435,005	17,833,203
30 Yr Pass Thru	4.000	04-01-48	90,093,467	92,151,112
30 Yr Pass Thru	4.000	07-01-48	34,524,236	35,210,240
30 Yr Pass Thru	4.500	11-01-39	5,011,902	5,257,963
30 Yr Pass Thru	4.500	08-01-40	3,615,169	3,789,268
30 Yr Pass Thru	4.500	08-01-40	2,309,694	2,420,925
30 Yr Pass Thru	4.500	02-01-41	8,662,103	9,073,839
30 Yr Pass Thru	4.500	05-01-41	4,991,814	5,229,090
30 Yr Pass Thru	4.500	05-01-41	5,612,789	5,880,458
30 Yr Pass Thru	4.500	06-01-41	7,443,492	7,808,934
30 Yr Pass Thru	4.500	07-01-41	5,216,812	5,472,934
30 Yr Pass Thru	4.500	08-01-41	3,738,518	3,920,894
30 Yr Pass Thru	4.500	05-01-42	8,097,965	8,495,539
30 Yr Pass Thru	4.500	11-01-42	5,574,103	5,849,508
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	01-01-43		1,643,902	$1,722,042
30 Yr Pass Thru	4.500	10-01-45		18,889,889	19,758,267
30 Yr Pass Thru	4.500	05-01-46		12,630,606	13,152,036
30 Yr Pass Thru	4.500	05-01-48		56,652,415	59,194,788
30 Yr Pass Thru	4.500	06-01-48		60,667,909	63,399,967
30 Yr Pass Thru (6 month LIBOR + 2.122%) (A)	4.622	07-01-33		419	438
30 Yr Pass Thru	5.000	03-01-34		1,324,686	1,411,777
30 Yr Pass Thru	5.000	12-01-34		5,739	6,123
30 Yr Pass Thru	5.000	02-01-36		1,739,068	1,854,079
30 Yr Pass Thru	5.000	11-01-36		329,466	351,346
30 Yr Pass Thru	5.000	08-01-40		3,651,558	3,898,083
30 Yr Pass Thru	5.000	09-01-40		955,999	1,021,138
30 Yr Pass Thru	5.000	09-01-40		2,896,930	3,094,772
30 Yr Pass Thru	5.000	02-01-41		2,416,680	2,579,835
30 Yr Pass Thru	5.000	03-01-41		2,660,266	2,839,867
30 Yr Pass Thru	5.000	04-01-41		1,830,775	1,954,375
30 Yr Pass Thru	5.000	07-01-42		2,139,331	2,283,762
30 Yr Pass Thru	5.500	12-01-34		73,986	80,648
30 Yr Pass Thru	6.500	01-01-39		1,759,336	1,981,962
30 Yr Pass Thru	7.000	09-01-31		140	160
30 Yr Pass Thru	7.000	09-01-31		140	160
30 Yr Pass Thru	7.000	09-01-31		2,560	2,915
30 Yr Pass Thru	7.000	01-01-32		113	129
30 Yr Pass Thru	7.000	05-01-32		125	143
30 Yr Pass Thru	7.000	06-01-32		146	165
30 Yr Pass Thru	7.500	09-01-29		79	90
30 Yr Pass Thru	7.500	12-01-29		83	94
30 Yr Pass Thru	7.500	12-01-30		29	33
30 Yr Pass Thru	7.500	01-01-31		36	41
30 Yr Pass Thru	7.500	05-01-31		368	420
30 Yr Pass Thru	7.500	08-01-31		165	186
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41		2,370,371	2,447,100
30 Yr Pass Thru	5.000	04-15-35		4,045	4,325
30 Yr Pass Thru	5.000	04-15-35		2,230	2,382
30 Yr Pass Thru	5.500	03-15-35		5,403	5,895
30 Yr Pass Thru	6.000	03-15-33		2,939	3,249
30 Yr Pass Thru	6.000	06-15-33		1,102	1,214
30 Yr Pass Thru	6.500	09-15-28		429	474
30 Yr Pass Thru	6.500	09-15-29		211	233
30 Yr Pass Thru	6.500	08-15-31		319	358
30 Yr Pass Thru	7.000	04-15-29		888	1,000

30 Yr Pass Thru	8.000	10-15-26		423	476
Foreign government obligations 0.5%					$64,377,906
(Cost $78,959,005)
Argentina 0.1%					20,026,752
Provincia de Buenos Aires Bond (B)	7.875	06-15-27		7,380,000	5,313,674
Republic of Argentina Bond	5.875	01-11-28		20,252,000	14,713,078
Brazil 0.2%					21,921,067
Federative Republic of Brazil Note	10.000	01-01-23	BRL	91,430,000	21,921,067
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.1%				$11,492,258
Government of Qatar Bond (B)	5.103	04-23-48	11,175,000	11,492,258
Saudi Arabia 0.1%				10,937,829
Kingdom of Saudi Arabia Bond (B)	5.000	04-17-49	11,130,000	10,937,829

Corporate bonds 45.5%				$5,513,169,732
(Cost $5,593,051,253)
Consumer discretionary 6.9%				837,595,147
Auto components 0.2%
Lear Corp.	5.250	01-15-25	11,362,000	11,797,978
Nemak SAB de CV (B)	4.750	01-23-25	8,275,000	8,035,025
Automobiles 1.7%
BMW US Capital LLC (B)	3.250	08-14-20	22,440,000	22,514,052
Daimler Finance North America LLC (B)	2.200	05-05-20	9,945,000	9,777,141
Daimler Finance North America LLC (B)	3.100	05-04-20	20,680,000	20,640,221
Ford Motor Company	4.750	01-15-43	8,494,000	7,027,265
Ford Motor Credit Company LLC	3.336	03-18-21	11,405,000	11,174,669
Ford Motor Credit Company LLC	3.813	10-12-21	27,300,000	26,926,809
Ford Motor Credit Company LLC	5.875	08-02-21	26,440,000	27,615,177
General Motors Company	4.875	10-02-23	21,499,000	22,000,899
General Motors Financial Company, Inc.	3.550	04-09-21	13,360,000	13,323,313
General Motors Financial Company, Inc.	4.000	01-15-25	18,479,000	17,918,717
General Motors Financial Company, Inc.	4.300	07-13-25	15,222,000	14,981,903
JB Poindexter & Company, Inc. (B)	7.125	04-15-26	3,432,000	3,547,830
Mclaren Finance PLC (B)	5.750	08-01-22	2,925,000	2,873,415
Diversified consumer services 0.1%
frontdoor, Inc. (B)	6.750	08-15-26	3,760,000	3,849,300
Graham Holdings Company (B)	5.750	06-01-26	3,940,000	4,028,650
Laureate Education, Inc. (B)	8.250	05-01-25	7,275,000	7,847,906
Hotels, restaurants and leisure 0.4%
CCM Merger, Inc. (B)	6.000	03-15-22	8,590,000	8,718,850
Eldorado Resorts, Inc.	7.000	08-01-23	3,835,000	4,039,406
GLP Capital LP	5.375	04-15-26	12,342,000	12,816,550
Hilton Domestic Operating Company, Inc. (B)	5.125	05-01-26	6,393,000	6,400,991
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	5,862,000	6,037,860
International Game Technology PLC (B)	6.500	02-15-25	7,015,000	7,365,750
IRB Holding Corp. (B)	6.750	02-15-26	1,900,000	1,814,500
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	5,564,000	5,870,020
Waterford Gaming LLC (B)(C)(D)	8.625	09-15-14	440,015	0
Internet and direct marketing retail 1.3%
Amazon.com, Inc.	3.150	08-22-27	25,740,000	24,839,889
Amazon.com, Inc.	4.050	08-22-47	25,687,000	25,338,958
Expedia Group, Inc.	3.800	02-15-28	26,310,000	24,669,570
Expedia Group, Inc.	5.000	02-15-26	26,237,000	27,160,786
Netflix, Inc. (B)	4.875	04-15-28	13,385,000	12,682,288
Netflix, Inc. (B)	5.875	11-15-28	18,590,000	18,632,943
QVC, Inc.	4.375	03-15-23	12,777,000	12,630,920
QVC, Inc.	5.125	07-02-22	7,409,000	7,556,125
QVC, Inc.	5.450	08-15-34	8,529,000	7,739,709
Leisure products 0.1%
Vista Outdoor, Inc.	5.875	10-01-23	10,612,000	10,399,760
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 2.8%
Altice Financing SA (B)(E)	6.625	02-15-23	9,120,000	$9,176,909
Cablevision Systems Corp.	5.875	09-15-22	9,105,000	9,264,338
CBS Corp.	3.375	03-01-22	6,260,000	6,196,124
CBS Corp.	3.700	08-15-24	9,675,000	9,420,243
Cengage Learning, Inc. (B)(E)	9.500	06-15-24	15,355,000	13,214,513
Cequel Communications Holdings I LLC (B)	7.500	04-01-28	9,310,000	9,705,675
Charter Communications Operating LLC	4.200	03-15-28	24,765,000	23,617,346
Charter Communications Operating LLC	5.750	04-01-48	22,390,000	22,014,952
Charter Communications Operating LLC	6.484	10-23-45	23,315,000	24,856,113
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	11,972,000	12,241,370
Lions Gate Capital Holdings LLC (B)	5.875	11-01-24	7,395,000	7,626,094
McGraw-Hill Global Education Holdings LLC (B)(E)	7.875	05-15-24	8,620,000	7,585,600
MDC Partners, Inc. (B)(E)	6.500	05-01-24	11,362,000	10,183,193
Meredith Corp. (B)	6.875	02-01-26	18,145,000	18,371,813
Midcontinent Communications (B)	6.875	08-15-23	9,293,000	9,769,266
Myriad International Holdings BV (B)	4.850	07-06-27	3,875,000	3,821,808
Myriad International Holdings BV (B)	5.500	07-21-25	15,435,000	15,900,921
National CineMedia LLC	6.000	04-15-22	4,771,000	4,842,565
Sinclair Television Group, Inc. (B)	5.625	08-01-24	7,070,000	6,963,950
Sirius XM Radio, Inc. (B)	5.000	08-01-27	22,969,000	22,193,567
Sirius XM Radio, Inc. (B)	5.375	07-15-26	12,290,000	12,259,275
Tribune Media Company	5.875	07-15-22	12,000,000	12,180,000
Viacom, Inc.	4.375	03-15-43	9,905,000	8,527,830
Viacom, Inc.	5.850	09-01-43	21,826,000	22,661,922
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	11,338,000	11,221,410
Warner Media LLC	3.800	02-15-27	12,921,000	12,393,066
WMG Acquisition Corp. (B)	4.875	11-01-24	5,456,000	5,299,140
WMG Acquisition Corp. (B)	5.500	04-15-26	8,127,000	7,984,778
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	29,420,000	28,944,726
Specialty retail 0.0%
L Brands, Inc.	6.875	11-01-35	5,118,000	4,262,270
Textiles, apparel and luxury goods 0.0%
Eagle Intermediate Global Holding BV (B)	7.500	05-01-25	4,310,000	4,299,225
Consumer staples 1.3%				153,459,616
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	31,567,000	32,080,676
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	13,365,000	13,126,980
Constellation Brands, Inc.	3.200	02-15-23	13,513,000	13,204,510
Keurig Dr. Pepper, Inc. (B)	3.551	05-25-21	23,087,000	23,132,699
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	10,555,000	10,183,494
Simmons Foods, Inc. (B)	5.750	11-01-24	8,070,000	6,415,650
Food products 0.2%
Kraft Heinz Foods Company (B)	4.875	02-15-25	9,857,000	10,038,983
Kraft Heinz Foods Company	5.200	07-15-45	6,280,000	6,104,218
Post Holdings, Inc. (B)	5.625	01-15-28	2,645,000	2,555,731
Household products 0.1%
Kronos Acquisition Holdings, Inc. (B)	9.000	08-15-23	9,085,000	8,312,775
Personal products 0.2%
Natura Cosmeticos SA (B)	5.375	02-01-23	15,200,000	14,497,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Revlon Consumer Products Corp.	6.250	08-01-24	16,145,000	$9,364,100
Tobacco 0.0%
Vector Group, Ltd. (B)	6.125	02-01-25	4,640,000	4,442,800
Energy 5.1%				623,355,296
Energy equipment and services 0.5%
Antero Midstream Partners LP	5.375	09-15-24	10,787,000	10,867,903
Archrock Partners LP	6.000	04-01-21	12,648,000	12,616,380
Archrock Partners LP	6.000	10-01-22	9,299,000	9,275,753
CSI Compressco LP	7.250	08-15-22	16,421,000	15,209,951
CSI Compressco LP (B)	7.500	04-01-25	7,591,000	7,647,933
Inkia Energy, Ltd. (B)	5.875	11-09-27	3,900,000	3,763,539
Oil, gas and consumable fuels 4.6%
Andeavor Logistics LP	4.250	12-01-27	6,728,000	6,635,799
Andeavor Logistics LP	5.250	01-15-25	4,197,000	4,296,679
Andeavor Logistics LP	6.375	05-01-24	10,614,000	11,250,840
Antero Resources Corp.	5.125	12-01-22	13,995,000	14,134,950
Cenovus Energy, Inc.	4.450	09-15-42	15,104,000	13,181,212
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	18,602,000	18,927,535
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	6,605,000	7,017,813
Cimarex Energy Company	4.375	06-01-24	8,314,000	8,420,771
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	7,955,000	7,802,261
Columbia Pipeline Group, Inc.	4.500	06-01-25	9,045,000	9,133,843
Continental Resources, Inc.	5.000	09-15-22	24,366,000	24,667,906
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	3,677,000	3,677,000
DCP Midstream Operating LP	2.700	04-01-19	10,889,000	10,820,944
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (B)	5.850	05-21-43	20,980,000	19,301,600
Enbridge Energy Partners LP	4.375	10-15-20	15,657,000	15,880,791
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (A)(E)	6.135	10-01-77	11,628,000	11,634,181
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	15,580,000	14,528,350
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	14,073,000	13,639,658
Energy Transfer Equity LP	5.875	01-15-24	8,065,000	8,569,063
Energy Transfer Partners LP	4.200	04-15-27	4,462,000	4,325,558
Energy Transfer Partners LP	5.000	10-01-22	1,834,000	1,902,565
Energy Transfer Partners LP	5.150	03-15-45	12,120,000	11,502,365
Energy Transfer Partners LP	5.875	03-01-22	1,250,000	1,326,625
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	23,969,000	22,650,705
Gulfport Energy Corp.	6.000	10-15-24	11,774,000	11,626,825
Kinder Morgan Energy Partners LP	7.750	03-15-32	7,945,000	9,720,540
MPLX LP	4.000	03-15-28	14,260,000	13,760,461
Murphy Oil Corp.	5.750	08-15-25	8,031,000	8,045,060
Newfield Exploration Company	5.625	07-01-24	6,412,000	6,836,795
Newfield Exploration Company	5.750	01-30-22	7,697,000	8,120,335
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25	6,118,000	5,436,314
ONEOK Partners LP	5.000	09-15-23	5,423,000	5,676,012
Parsley Energy LLC (B)	5.625	10-15-27	10,760,000	10,894,500
Petrobras Global Finance BV	7.375	01-17-27	19,303,000	19,142,785
Petroleos Mexicanos	4.875	01-24-22	13,653,000	13,731,505
Petroleos Mexicanos	5.375	03-13-22	3,420,000	3,495,240
Sabine Pass Liquefaction LLC	4.200	03-15-28	10,705,000	10,406,542
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.000	03-15-27	10,756,000	$11,060,858
Sabine Pass Liquefaction LLC	5.750	05-15-24	18,720,000	20,118,411
Sabine Pass Liquefaction LLC	5.875	06-30-26	6,855,000	7,411,698
SM Energy Company (E)	6.625	01-15-27	2,705,000	2,789,639
Sunoco Logistics Partners Operations LP	3.900	07-15-26	19,344,000	18,527,103
Sunoco Logistics Partners Operations LP	4.400	04-01-21	11,329,000	11,528,390
Sunoco Logistics Partners Operations LP	5.400	10-01-47	10,886,000	10,644,271
Tapstone Energy LLC (B)	9.750	06-01-22	3,710,000	3,246,250
Targa Resources Partners LP (B)	5.875	04-15-26	10,625,000	10,890,625
Teekay Offshore Partners LP (B)	8.500	07-15-23	10,755,000	11,023,875
The Williams Companies, Inc.	3.750	06-15-27	14,560,000	13,964,048
The Williams Companies, Inc.	4.550	06-24-24	19,790,000	20,198,466
The Williams Companies, Inc.	5.750	06-24-44	12,685,000	13,636,375
WPX Energy, Inc.	5.250	09-15-24	4,240,000	4,271,800
YPF SA (B)	8.500	07-28-25	14,090,000	12,540,100
Financials 14.3%				1,730,959,317
Banks 8.9%
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	17,985,000	17,635,013
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (B)(E)(F)	6.750	06-15-26	8,790,000	9,119,625
Banco Santander SA	4.379	04-12-28	14,200,000	13,728,411
Bank of America Corp.	3.950	04-21-25	19,001,000	18,694,577
Bank of America Corp.	4.200	08-26-24	7,862,000	7,899,010
Bank of America Corp.	4.250	10-22-26	6,096,000	6,052,109
Bank of America Corp.	4.450	03-03-26	22,653,000	22,701,003
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	23,085,000	24,700,950
Banque Federative du Credit Mutuel SA (B)	2.200	07-20-20	17,150,000	16,825,267
Barclays Bank PLC	2.650	01-11-21	30,740,000	30,197,304
Barclays Bank PLC (B)	10.179	06-12-21	6,780,000	7,785,276
Barclays PLC	4.375	01-12-26	10,590,000	10,339,409
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	12,749,000	12,861,191
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (B)(F)	7.000	08-16-28	11,970,000	11,970,000
BPCE SA (B)	4.500	03-15-25	14,390,000	14,216,591
BPCE SA (B)	5.700	10-22-23	14,625,000	15,351,965
Canadian Imperial Bank of Commerce	2.700	02-02-21	34,585,000	34,133,143
Citigroup, Inc.	2.350	08-02-21	21,725,000	21,135,274
Citigroup, Inc.	4.600	03-09-26	25,598,000	25,826,639
Citigroup, Inc.	5.500	09-13-25	7,679,000	8,179,300
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	18,095,000	18,977,131
Citizens Bank NA	2.200	05-26-20	16,310,000	16,011,455
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(F)	11.000	06-30-19	9,524,000	10,083,535
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(F)	7.875	01-23-24	12,220,000	12,951,721
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (B)	8.125	09-19-33	10,680,000	10,700,484
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	11,664,000	11,489,040
Freedom Mortgage Corp. (B)	8.125	11-15-24	11,659,000	11,294,656
Freedom Mortgage Corp. (B)	8.250	04-15-25	4,730,000	4,582,188
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (F)	6.375	09-17-24	5,770,000	$5,755,575
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21	14,155,000	14,738,894
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	22,630,000	22,668,054
ING Bank NV (B)	5.800	09-25-23	12,599,000	13,387,861
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	6,080,000	5,905,504
JPMorgan Chase & Co.	2.400	06-07-21	24,895,000	24,390,540
JPMorgan Chase & Co.	3.200	06-15-26	14,987,000	14,300,493
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	33,230,000	33,388,461
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	17,898,000	19,700,329
Lloyds Banking Group PLC	4.450	05-08-25	34,095,000	34,391,572
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	13,795,000	14,329,998
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	10,307,000	10,255,465
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (A)	2.961	12-01-21	7,830,000	7,811,098
PNC Bank NA	2.450	07-28-22	21,380,000	20,713,665
PNC Bank NA	2.500	01-22-21	27,345,000	26,916,881
Popular, Inc.	7.000	07-01-19	9,055,000	9,247,419
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	23,130,000	23,133,225
Regions Financial Corp.	2.750	08-14-22	21,595,000	20,941,064
Santander Holdings USA, Inc.	3.400	01-18-23	11,892,000	11,555,479
Santander Holdings USA, Inc.	3.700	03-28-22	20,215,000	20,068,745
Santander UK Group Holdings PLC (B)	4.750	09-15-25	11,995,000	11,808,922
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(F)	7.375	09-13-21	13,725,000	14,309,685
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (B)(F)	8.000	09-29-25	12,470,000	13,296,138
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (F)	8.250	11-29-18	4,645,000	4,692,658
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (F)	8.250	11-29-18	4,795,000	4,844,235
Standard Chartered PLC (B)	2.100	08-19-19	17,260,000	17,099,001
SunTrust Bank	2.450	08-01-22	17,865,000	17,216,811
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21	23,990,000	23,789,089
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	10,434,000	10,444,434
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	24,293,000	26,412,564
The Royal Bank of Scotland Group PLC	3.875	09-12-23	19,400,000	18,903,299
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	10,630,000	11,320,950
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	8,450,000	9,044,880
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (A)(F)	6.111	12-15-18	11,687,000	11,837,762
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	35,271,000	37,166,816
Wells Fargo Bank N.A. (3.325% to 7-23-20, then 3 month LIBOR + 0.490%)	3.325	07-23-21	34,150,000	34,214,885
Westpac Banking Corp.	2.150	03-06-20	27,768,000	27,428,397
Capital markets 1.8%
Ares Capital Corp.	3.625	01-19-22	12,476,000	12,230,253
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (B)(F)	7.500	12-11-23	8,155,000	$8,654,494
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (B)(F)	7.500	07-17-23	13,325,000	13,778,050
FS Investment Corp.	4.000	07-15-19	6,995,000	7,008,708
FS Investment Corp.	4.250	01-15-20	6,905,000	6,923,894
Jefferies Financial Group, Inc.	5.500	10-18-23	13,886,000	14,431,984
Jefferies Group LLC	4.150	01-23-30	17,220,000	15,687,121
Jefferies Group LLC	4.850	01-15-27	16,145,000	16,007,978
Macquarie Bank, Ltd. (B)	4.875	06-10-25	14,265,000	14,266,589
Morgan Stanley	3.875	01-27-26	11,848,000	11,684,330
Morgan Stanley	5.500	01-26-20	14,782,000	15,272,502
Stifel Financial Corp.	4.250	07-18-24	9,963,000	10,038,659
The Goldman Sachs Group, Inc.	3.850	01-26-27	27,565,000	26,819,383
UBS AG (B)	2.450	12-01-20	22,920,000	22,462,173
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (B)	2.859	08-15-23	20,915,000	20,191,201
Consumer finance 1.5%
Ally Financial, Inc.	5.125	09-30-24	20,968,000	21,439,780
American Express Company	2.500	08-01-22	21,570,000	20,766,821
Capital One Financial Corp.	3.450	04-30-21	21,600,000	21,629,092
Capital One Financial Corp.	3.500	06-15-23	11,410,000	11,284,247
Capital One Financial Corp.	3.750	07-28-26	24,243,000	22,750,430
Capital One Financial Corp.	4.200	10-29-25	17,004,000	16,730,505
Credit Acceptance Corp. (E)	6.125	02-15-21	9,659,000	9,743,516
Credito Real SAB de CV (B)	7.250	07-20-23	5,765,000	5,853,078
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (B)(F)	9.125	11-29-22	9,270,000	9,200,475
Discover Financial Services	3.950	11-06-24	20,193,000	19,790,600
Discover Financial Services	4.100	02-09-27	5,489,000	5,318,126
Discover Financial Services	5.200	04-27-22	2,350,000	2,443,057
Enova International, Inc. (B)	8.500	09-01-24	2,551,000	2,653,040
Enova International, Inc.	9.750	06-01-21	10,082,000	10,560,895
Springleaf Finance Corp.	6.875	03-15-25	4,850,000	4,851,455
Diversified financial services 0.3%
ASP AMC Merger Sub, Inc. (B)	8.000	05-15-25	9,996,000	7,646,940
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	758,962	775,583
Exela Intermediate LLC (B)	10.000	07-15-23	5,925,000	6,206,438
Trident Merger Sub, Inc. (B)	6.625	11-01-25	3,432,000	3,247,530
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	13,317,000	13,317,000
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	12,250,000	12,525,596
AXA SA	8.600	12-15-30	6,874,000	8,936,200
Brighthouse Financial, Inc.	3.700	06-22-27	22,810,000	20,363,384
CNO Financial Group, Inc.	5.250	05-30-25	13,150,000	13,347,250
Liberty Mutual Group, Inc. (B)	7.800	03-07-87	18,986,000	22,403,480
MetLife, Inc.	6.400	12-15-66	9,918,000	10,587,465
MetLife, Inc. (B)	9.250	04-08-68	5,470,000	7,439,200
Nationstar Mortgage Holdings, Inc. (B)	8.125	07-15-23	7,421,000	7,699,288
Nationstar Mortgage Holdings, Inc. (B)	9.125	07-15-26	5,937,000	6,181,901
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	14,180,000	14,456,368
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	33,473,000	$35,648,745
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	16,955,000	16,695,708
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (B)	5.250	03-15-22	2,850,000	2,860,688
Ladder Capital Finance Holdings LLLP (B)	5.250	10-01-25	6,440,000	6,045,550
MGIC Investment Corp.	5.750	08-15-23	2,676,000	2,798,828
Quicken Loans, Inc. (B)	5.250	01-15-28	10,835,000	9,927,569
Quicken Loans, Inc. (B)	5.750	05-01-25	15,125,000	14,973,750
Radian Group, Inc.	4.500	10-01-24	6,701,000	6,600,485
Radian Group, Inc.	5.250	06-15-20	4,391,000	4,478,820
Stearns Holdings LLC (B)	9.375	08-15-20	2,450,000	2,450,000
Health care 2.8%				335,589,519
Biotechnology 0.4%
Celgene Corp.	2.875	02-19-21	12,105,000	11,984,120
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	22,101,000	21,843,656
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	20,194,000	18,807,299
Health care providers and services 1.7%
Centene Corp. (B)	5.375	06-01-26	11,792,000	12,173,235
CVS Health Corp.	3.350	03-09-21	32,090,000	32,098,158
CVS Health Corp.	5.050	03-25-48	29,545,000	29,942,196
DaVita, Inc.	5.000	05-01-25	18,656,000	17,676,560
Express Scripts Holding Company	2.600	11-30-20	22,366,000	21,992,168
HCA, Inc.	5.250	04-15-25	11,914,000	12,286,313
HCA, Inc.	5.250	06-15-26	13,453,000	13,856,590
HCA, Inc.	7.500	02-15-22	10,070,000	11,051,825
MEDNAX, Inc. (B)	5.250	12-01-23	13,036,000	13,003,410
Select Medical Corp.	6.375	06-01-21	12,238,000	12,360,380
Team Health Holdings, Inc. (B)(E)	6.375	02-01-25	2,697,000	2,339,648
Universal Health Services, Inc. (B)	4.750	08-01-22	10,840,000	10,921,300
Universal Health Services, Inc. (B)	5.000	06-01-26	12,296,000	12,296,000
Life sciences tools and services 0.1%
IQVIA, Inc. (B)	4.875	05-15-23	6,245,000	6,260,613
Pharmaceuticals 0.6%
Allergan Funding SCS	3.800	03-15-25	13,845,000	13,712,396
Bausch Health Companies, Inc. (B)(E)	6.125	04-15-25	16,800,000	15,624,000
Bayer US Finance II LLC (B)	3.500	06-25-21	9,380,000	9,370,411
Bayer US Finance II LLC (B)	4.250	12-15-25	25,115,000	25,167,498
Teva Pharmaceutical Finance Netherlands III BV (E)	6.750	03-01-28	10,380,000	10,821,743
Industrials 4.8%				582,872,007
Aerospace and defense 0.4%
Arconic, Inc.	5.125	10-01-24	14,478,000	14,543,151
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	24,875,000	25,780,450
Kratos Defense & Security Solutions, Inc. (B)	6.500	11-30-25	9,615,000	9,927,488
Textron, Inc.	7.250	10-01-19	3,080,000	3,206,129
Air freight and logistics 0.1%
XPO Logistics, Inc. (B)	6.500	06-15-22	9,178,000	9,480,599
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	11-15-26	9,978,196	10,088,954
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	07-15-27	8,735,000	8,298,250
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	$516,367
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	3,185,809	3,291,259
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	16,577,999	17,028,921
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	12,619,388	12,177,709
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	6,316,898	6,175,400
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	16,699,775	16,699,775
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	6,854,225	6,811,729
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	11,865,569	11,650,802
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	6,355,000	6,116,688
Azul Investments LLP (B)	5.875	10-26-24	11,560,000	9,906,920
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	10,546,652	10,818,755
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	1,535,241	1,562,415
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	03-20-33	6,790,000	6,743,149
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	366,501	369,030
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	7,139,090	7,543,162
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,067,857	1,094,553
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	4,855,454	5,161,833
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	768,166	774,926
Delta Air Lines, Inc.	3.625	03-15-22	18,290,000	18,125,227
Delta Air Lines, Inc.	4.375	04-19-28	16,535,000	16,143,721
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,156,531	3,280,898
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	17,679,105	17,564,190
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	9,422,413	9,480,832
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	13,819,232	13,343,850
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	20,603,212	19,906,823
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	4,458,000	4,488,760
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,770,834	4,023,103
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,279,352	4,600,304
Building products 0.2%
Masco Corp.	4.375	04-01-26	11,217,000	11,227,651
Masco Corp.	4.450	04-01-25	6,670,000	6,773,371
Owens Corning	4.200	12-15-22	6,943,000	7,015,258
Commercial services and supplies 0.2%
LSC Communications, Inc. (B)	8.750	10-15-23	11,118,000	10,979,025
Prime Security Services Borrower LLC (B)	9.250	05-15-23	6,255,000	6,700,982
Tervita Escrow Corp. (B)	7.625	12-01-21	6,985,000	7,238,206
Construction and engineering 0.2%
AECOM	5.125	03-15-27	17,881,000	17,568,083
Tutor Perini Corp. (B)	6.875	05-01-25	2,682,000	2,728,935
Electrical equipment 0.0%
EnerSys (B)	5.000	04-30-23	4,723,000	4,770,230
Industrial conglomerates 0.0%
General Electric Company (3 month LIBOR + 0.480%) (A)	2.794	08-15-36	4,395,000	3,661,666
Professional services 0.6%
Equifax, Inc.	3.600	08-15-21	9,540,000	9,524,774
Equifax, Inc.	7.000	07-01-37	3,045,000	3,587,094
IHS Markit, Ltd. (B)	4.000	03-01-26	12,844,000	12,323,690
IHS Markit, Ltd. (B)	4.750	02-15-25	5,867,000	5,949,138
IHS Markit, Ltd.	4.750	08-01-28	14,200,000	14,307,636
IHS Markit, Ltd. (B)	5.000	11-01-22	4,986,000	5,146,300
Verisk Analytics, Inc.	4.000	06-15-25	22,835,000	22,650,007
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 1.0%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (B)	6.500	06-15-45	9,525,000	$9,810,750
AerCap Ireland Capital DAC	4.625	10-30-20	14,085,000	14,401,610
AerCap Ireland Capital DAC	5.000	10-01-21	14,785,000	15,277,005
Ahern Rentals, Inc. (B)	7.375	05-15-23	15,413,000	15,163,309
Aircastle, Ltd.	5.500	02-15-22	9,887,000	10,333,299
Aircastle, Ltd.	6.250	12-01-19	3,690,000	3,809,925
Ashtead Capital, Inc. (B)	4.375	08-15-27	13,870,000	13,367,213
H&E Equipment Services, Inc.	5.625	09-01-25	5,915,000	5,872,412
United Rentals North America, Inc.	4.875	01-15-28	14,805,000	14,111,016
United Rentals North America, Inc.	5.500	07-15-25	11,615,000	11,847,300
Information technology 3.6%				439,104,898
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	11,700,000	11,644,848
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	21,690,000	21,450,712
Electronic equipment, instruments and components 0.3%
Tech Data Corp.	4.950	02-15-27	21,798,000	21,409,348
Trimble, Inc.	4.900	06-15-28	12,985,000	13,237,891
Internet software and services 0.3%
eBay, Inc.	2.150	06-05-20	13,087,000	12,896,229
Rackspace Hosting, Inc. (B)(E)	8.625	11-15-24	11,686,000	11,503,406
VeriSign, Inc.	4.750	07-15-27	6,524,000	6,287,505
VeriSign, Inc.	5.250	04-01-25	7,810,000	7,917,778
IT services 0.1%
Banff Merger Sub, Inc. (B)	9.750	09-01-26	9,941,000	9,965,853
Semiconductors and semiconductor equipment 0.9%
Advanced Micro Devices, Inc.	7.000	07-01-24	7,654,000	8,113,240
Broadcom Corp.	2.375	01-15-20	19,261,000	19,054,801
Marvell Technology Group, Ltd.	4.875	06-22-28	18,020,000	18,353,332
Microchip Technology, Inc. (B)	3.922	06-01-21	12,090,000	12,079,444
Microchip Technology, Inc. (B)	4.330	06-01-23	24,005,000	23,910,353
NXP BV (B)	4.625	06-01-23	26,160,000	26,552,400
Qorvo, Inc. (B)	5.500	07-15-26	5,239,000	5,265,195
Software 1.1%
Activision Blizzard, Inc.	3.400	09-15-26	12,158,000	11,682,234
Autodesk, Inc.	3.500	06-15-27	7,925,000	7,418,470
CA, Inc.	3.600	08-15-22	14,385,000	14,260,662
CDK Global, Inc.	5.875	06-15-26	3,395,000	3,485,443
Citrix Systems, Inc.	4.500	12-01-27	18,756,000	18,230,746
Electronic Arts, Inc.	4.800	03-01-26	20,973,000	22,259,776
j2 Cloud Services LLC (B)	6.000	07-15-25	5,303,000	5,455,461
Microsoft Corp.	4.450	11-03-45	16,379,000	17,738,736
Open Text Corp. (B)	5.875	06-01-26	5,685,000	5,869,763
Symantec Corp. (B)	5.000	04-15-25	13,041,000	12,925,258
VMware, Inc.	2.950	08-21-22	12,775,000	12,392,276
Technology hardware, storage and peripherals 0.6%
Dell International LLC (B)	6.020	06-15-26	29,000,000	30,721,780
Dell International LLC (B)	8.350	07-15-46	26,053,000	31,900,786
Western Digital Corp.	4.750	02-15-26	15,423,000	15,121,172
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.9%				$226,986,959
Chemicals 1.1%
Braskem Finance, Ltd. (B)	7.000	05-07-20	12,025,000	12,551,094
Braskem Netherlands Finance BV (B)	4.500	01-10-28	13,390,000	12,285,325
Cydsa SAB de CV (B)	6.250	10-04-27	11,180,000	10,550,678
Mexichem SAB de CV (B)	4.000	10-04-27	7,150,000	6,633,055
Mexichem SAB de CV (B)	5.500	01-15-48	15,260,000	14,039,200
NOVA Chemicals Corp. (B)	5.000	05-01-25	15,210,000	14,677,650
Olin Corp.	5.000	02-01-30	3,780,000	3,609,900
Syngenta Finance NV (B)	3.698	04-24-20	18,065,000	18,074,595
Syngenta Finance NV (B)	5.676	04-24-48	6,910,000	6,357,951
The Chemours Company	6.625	05-15-23	17,181,000	17,997,098
The Sherwin-Williams Company	2.250	05-15-20	10,478,000	10,335,093
Construction materials 0.1%
Cemex SAB de CV (B)	6.125	05-05-25	12,190,000	12,494,750
U.S. Concrete, Inc.	6.375	06-01-24	4,130,000	4,166,138
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	12,410,000	12,130,775
Klabin Finance SA (B)	4.875	09-19-27	11,894,000	10,793,805
Metals and mining 0.4%
Anglo American Capital PLC (B)	4.750	04-10-27	10,725,000	10,436,848
Commercial Metals Company	5.375	07-15-27	4,217,000	3,921,810
First Quantum Minerals, Ltd. (B)	6.875	03-01-26	8,250,000	7,682,813
First Quantum Minerals, Ltd. (B)	7.500	04-01-25	4,200,000	4,042,500
Novelis Corp. (B)	5.875	09-30-26	2,302,000	2,241,688
Vale Overseas, Ltd.	6.250	08-10-26	9,040,000	9,933,875
Vedanta Resources PLC (B)	6.125	08-09-24	8,640,000	7,814,068
Vedanta Resources PLC (B)	6.375	07-30-22	8,415,000	8,046,844
Paper and forest products 0.1%
Norbord, Inc. (B)	6.250	04-15-23	5,925,000	6,169,406
Real estate 1.0%				122,000,269
Equity real estate investment trusts 1.0%
American Homes 4 Rent LP	4.250	02-15-28	14,530,000	14,071,135
American Tower Corp.	3.550	07-15-27	21,750,000	20,541,630
American Tower Corp.	4.700	03-15-22	9,849,000	10,203,669
Equinix, Inc.	5.375	05-15-27	9,966,000	10,140,405
Iron Mountain, Inc. (B)	4.875	09-15-27	7,716,000	7,149,646
Iron Mountain, Inc.	5.750	08-15-24	15,477,000	15,341,576
Omega Healthcare Investors, Inc.	4.500	01-15-25	8,455,000	8,369,627
Omega Healthcare Investors, Inc.	4.950	04-01-24	7,452,000	7,616,184
Ventas Realty LP	3.500	02-01-25	15,820,000	15,259,770
VEREIT Operating Partnership LP	4.600	02-06-24	13,192,000	13,306,627
Telecommunication services 2.2%				264,879,835
Diversified telecommunication services 1.6%
Cablevision SA (B)	6.500	06-15-21	7,625,000	7,150,344
Cincinnati Bell, Inc. (B)	7.000	07-15-24	16,305,000	14,348,400
CSC Holdings LLC (B)	5.375	02-01-28	6,345,000	6,081,365
CSC Holdings LLC (B)	5.500	04-15-27	7,825,000	7,619,594
GCI LLC	6.875	04-15-25	8,228,000	8,505,695
Iridium Communications, Inc. (B)	10.250	04-15-23	3,490,000	3,769,200
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	9,930,000	10,168,012
Radiate Holdco LLC (B)	6.625	02-15-25	10,650,000	9,957,750
Radiate Holdco LLC (B)	6.875	02-15-23	3,894,000	3,757,710
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Sprint Spectrum Company LLC (B)	3.360	03-20-23	8,250,938	$8,206,052
Telecom Italia Capital SA	7.200	07-18-36	15,805,000	16,871,838
Telecom Italia SpA (B)	5.303	05-30-24	11,015,000	10,987,463
UPC Holding BV (B)	5.500	01-15-28	9,340,000	8,697,875
Verizon Communications, Inc.	4.400	11-01-34	11,749,000	11,345,746
Verizon Communications, Inc.	4.672	03-15-55	10,740,000	9,917,438
Verizon Communications, Inc.	4.862	08-21-46	29,204,000	28,861,520
Verizon Communications, Inc.	5.012	08-21-54	9,326,000	9,083,474
West Corp. (B)	8.500	10-15-25	4,950,000	4,504,500
Windstream Services LLC (B)(E)	10.500	06-30-24	9,029,000	7,223,200
Wireless telecommunication services 0.6%
C&W Senior Financing DAC (B)	6.875	09-15-27	10,415,000	10,336,888
CC Holdings GS V LLC	3.849	04-15-23	11,076,000	11,029,504
Comunicaciones Celulares SA (B)	6.875	02-06-24	7,230,000	7,449,792
Millicom International Cellular SA (B)	5.125	01-15-28	3,500,000	3,265,500
MTN Mauritius Investments, Ltd. (B)	4.755	11-11-24	10,010,000	8,956,107
Oztel Holdings SPC, Ltd. (B)	6.625	04-24-28	10,550,000	10,326,287
Sprint Capital Corp.	6.875	11-15-28	13,120,000	13,021,600
Sprint Corp.	7.875	09-15-23	12,485,000	13,436,981
Utilities 1.6%				196,366,869
Electric utilities 0.6%
ABY Transmision Sur SA (B)	6.875	04-30-43	9,583,937	10,638,170
Electricite de France SA (B)	3.625	10-13-25	8,860,000	8,703,954
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(F)	5.250	01-29-23	20,420,000	20,287,270
Emera US Finance LP	3.550	06-15-26	8,016,000	7,617,559
Empresa Electrica Angamos SA (B)	4.875	05-25-29	9,067,620	8,874,654
Instituto Costarricense de Electricidad (B)	6.375	05-15-43	9,730,000	8,100,225
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	5,630,000	6,200,482
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	4,930,000	5,226,342
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	7,791,000	7,635,180
Independent power and renewable electricity producers 0.7%
Greenko Dutch BV (B)	4.875	07-24-22	11,745,000	11,099,025
Greenko Dutch BV (B)	5.250	07-24-24	5,935,000	5,500,291
IPALCO Enterprises, Inc.	3.700	09-01-24	2,267,000	2,189,967
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	21,890,000	21,281,107
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	4,300,000	4,085,000
NRG Energy, Inc.	6.250	05-01-24	20,298,000	21,008,430
NRG Energy, Inc.	6.625	01-15-27	14,010,000	14,657,963
NRG Yield Operating LLC	5.375	08-15-24	12,429,000	12,491,145
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	8,700,000	8,367,820

Dominion Energy, Inc.	2.579	07-01-20	12,575,000	12,402,285
Convertible bonds 0.1%				$9,223,438
(Cost $9,157,340)
Utilities 0.1%				9,223,438
Independent power and renewable electricity producers 0.1%

NRG Yield, Inc. (B)	3.250	06-01-20	9,235,000	9,223,438
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.1%				$19,342,456
(Cost $17,790,479)
Financials 0.1%				19,342,456
Banks 0.0%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (A)(F)	4.000	09-17-18	8,562,000	7,331,213
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (A)	3.341	06-01-77	13,383,000	12,011,243
Term loans (G) 0.2%				$20,561,511
(Cost $20,646,966)
Consumer discretionary 0.1%				9,290,000
Media 0.1%
Metro-Goldwyn-Mayer, Inc. (1 month LIBOR + 4.500%)	6.580	07-03-26	9,290,000	9,290,000
Energy 0.1%				5,010,508
Oil, gas and consumable fuels 0.1%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.826	04-16-21	5,007,353	5,010,508
Financials 0.0%				4,422,844
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	8.080	05-01-23	4,631,250	4,422,844
Information technology 0.0%				1,838,159
Internet software and services 0.0%

Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.330	10-19-23	1,837,700	1,838,159
Collateralized mortgage obligations 6.0%				$724,787,803
(Cost $739,431,540)
Commercial and residential 4.5%				549,195,275
Americold LLC
Series 2010-ARTA, Class C (B)	6.811	01-14-29	2,150,000	2,268,335
Series 2010-ARTA, Class D (B)	7.443	01-14-29	9,682,000	10,287,790
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (B)(H)	3.258	04-27-48	4,793,969	4,793,197
Series 2018-3, Class A1 (B)(H)	3.649	09-25-48	10,574,000	10,585,553
AOA Mortgage Trust Series 2015-1177, Class C (B)(H)	3.110	12-13-29	6,611,000	6,427,805
Arroyo Mortgage Trust Series 2018-1, Class A1 (B)(H)	3.763	04-25-48	36,062,886	36,168,921
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(B)	4.663	09-15-26	3,650,000	3,648,600
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (B)	0.098	10-10-45	3,099,115	31
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.034	03-15-37	13,854,000	13,845,235
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.500	03-15-37	9,525,000	9,551,795
BBCMS Trust
Series 2015-MSQ, Class D (B)(H)	4.123	09-15-32	7,060,000	6,991,522
Series 2015-SRCH, Class D (B)(H)	5.122	08-10-35	15,205,000	15,757,509
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (B)	0.517	06-11-41	520,226	3,324
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (A)(B)	3.313	07-15-35	14,230,000	14,244,046
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (B)	0.534	03-10-33	46,410,000	1,126,041
Series 2015-1740, Class XA IO (B)	1.023	01-10-35	123,773,000	3,668,384
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	3.384	03-15-37	8,950,000	8,966,779
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (B)(H)	3.912	04-10-28	4,975,000	$4,930,212
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(B)	4.213	07-15-32	9,920,000	9,918,447
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (A)(B)	4.313	11-15-36	17,587,000	17,664,808
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (A)(B)	4.563	07-15-32	4,600,000	4,590,218
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(B)	3.167	06-11-32	5,645,000	5,659,129
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (A)(B)	4.163	04-15-36	14,675,000	14,757,506
COLT Mortgage Loan Trust Series 2018-2, Class A1 (B)(H)	3.470	07-27-48	4,399,491	4,398,994
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 (B)	3.424	03-10-31	3,955,000	3,987,145
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.815	08-15-45	69,672,155	3,694,345
Series 2012-CR3 Class XA IO	2.037	10-15-45	98,535,334	6,152,812
Series 2013-CR6, Class XA IO	1.205	03-10-46	37,927,505	1,186,164
Series 2013-CR8, Class XA IO	0.602	06-10-46	37,786,323	647,964
Series 2014-CR15, Class XA IO	1.293	02-10-47	89,835,790	2,904,939
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.590	05-10-51	125,394,715	4,670,339
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (H)	4.934	12-10-44	3,919,000	4,003,908
Series 2013-300P, Class D (B)(H)	4.540	08-10-30	17,960,000	18,186,028
Series 2013-LC13, Class B (B)(H)	5.009	08-10-46	5,820,000	6,090,003
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(B)	4.321	02-13-32	7,630,000	7,668,291
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (A)(B)	4.221	08-13-27	9,885,000	9,884,989
Core Industrial Trust
Series 2015-CALW, Class F (B)(H)	3.979	02-10-34	8,405,000	8,160,393
Series 2015-CALW, Class XA IO (B)	0.939	02-10-34	163,230,285	3,909,463
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (A)(B)	2.866	05-15-35	19,685,600	19,685,537
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX (B)(H)	3.495	12-15-34	2,250,000	2,249,859
Series 2015-NRF, Class DFX (B)(H)	3.495	12-15-34	13,055,000	12,992,557
Series 2015-NRF, Class EFX (B)(H)	3.495	12-15-34	10,160,000	10,066,262
Galton Funding Mortgage Trust Series 2018-1, Class A43 (B)(H)	3.500	11-25-57	7,790,850	7,774,600
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (B)	0.011	06-10-48	73,298	1
GMACM Mortgage Loan Trust Series 2004-AR2, Class 3A (H)	4.724	08-19-34	1,096,829	1,063,009
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (A)(B)	5.313	09-15-34	3,855,000	3,874,297
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (B)	1.506	08-10-44	14,372,886	446,255
Series 2012-GC17, Class XA IO	2.433	05-10-45	98,485,969	4,777,032
Series 2015-590M, Class C (B)(H)	3.932	10-10-35	6,950,000	6,844,933
Series 2016-RENT, Class D (B)(H)	4.202	02-10-29	12,595,000	12,535,611
Series 2017-485L, Class C (B)(H)	4.115	02-10-37	6,250,000	6,158,003
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (A)(B)	3.863	07-15-32	3,420,000	3,429,656
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (A)(B)	4.563	07-15-32	1,755,000	1,772,374
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (A)(B)	3.938	02-15-37	6,410,000	6,454,164
HarborView Mortgage Loan Trust
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-2, Class X IO	0.862	05-19-35	20,021,522	$712,073
Series 2007-3, Class ES IO (B)	0.350	05-19-47	38,499,352	683,333
Series 2007-4, Class ES IO	0.350	07-19-47	39,511,643	591,683
Series 2007-6, Class ES IO (B)	0.343	08-19-37	33,181,576	513,103
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (A)(B)	3.763	12-15-34	6,995,000	7,003,679
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(B)	5.980	08-05-34	5,030,000	5,027,155
IMT Trust Series 2017-APTS, Class CFX (B)(H)	3.613	06-15-34	6,800,000	6,647,721
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	0.838	07-25-35	52,876,762	1,015,990
Series 2005-AR8, Class AX2 IO	0.845	05-25-35	46,760,073	1,195,772
Series 2005-AR18, Class 1X IO	1.065	10-25-36	22,228,484	984,420
Series 2005-AR18, Class 2X IO	0.705	10-25-36	38,033,979	271,140
Irvine Core Office Trust Series 2013-IRV, Class XA IO (B)	1.211	05-15-48	16,150,302	412,643
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.753	08-15-46	13,329,405	286,601
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (B)	1.148	02-15-46	10,747,309	216,854
Series 2011-C4, Class XA IO (B)	1.409	07-15-46	7,405,002	192,127
Series 2012-C14, Class XA IO (B)	1.582	07-05-32	84,257,212	4,025,801
Series 2015-MAR7, Class C (B)	4.490	06-05-32	9,155,000	9,062,160
Series 2016-JP2, Class XA IO	2.000	08-15-49	14,180,917	1,581,142
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(B)	2.973	06-15-35	7,815,000	7,827,162
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (B)	0.010	07-12-38	3,114,620	412
Series 2006-C2, Class X IO (B)	0.277	08-12-43	329,055	198
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (B)	1.627	08-15-45	13,393,294	594,720
Series 2012-C6, Class XA IO (B)	1.779	11-15-45	9,217,218	491,617
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (B)	0.909	07-15-49	11,407,175	177,578
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(B)	3.463	11-15-34	15,766,000	15,775,953
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (H)	4.582	08-25-34	2,441,288	2,438,589
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	9,447,750	9,374,142
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (B)(H)	3.917	11-15-32	4,290,000	4,201,916
Series 2018-ALXA, Class C (B)(H)	4.460	01-15-43	7,265,000	7,305,046
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	4,755,000	4,703,866
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.756	12-25-45	18,197,268	1,495,715
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (B)(H)	3.793	03-25-48	6,539,639	6,538,857
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (H)	2.693	03-25-44	2,106,614	2,063,460
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,604,212
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (B)	1.489	05-10-63	46,526,556	1,916,820
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(H)	4.079	12-13-29	16,737,000	16,713,332
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(H)	2.800	03-18-28	14,425,000	14,202,052
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(B)	3.713	12-15-34	5,105,000	5,112,531
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(B)	4.634	11-15-29	775,307	$776,040
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (B)	0.970	02-15-44	36,225,475	592,881
Series 2011-C3, Class XA IO (B)	1.521	03-15-44	22,927,061	651,468
Series 2012-C10, Class XA IO (B)	1.717	12-15-45	9,231,035	498,545
Series 2012-C9, Class B XA IO (B)	2.049	11-15-45	63,731,909	4,043,407
Series 2013-C15, Class B (H)	4.624	08-15-46	2,637,000	2,694,941
Series 2013-C16, Class B (H)	5.197	09-15-46	2,970,000	3,101,385
Series 2013-C16, Class XA IO	0.979	09-15-46	12,477,336	349,919
U.S. Government Agency 1.5%				175,592,528
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (A)	4.065	12-25-28	2,818,489	2,858,453
Series K005, Class AX IO	1.533	11-25-19	89,932,166	1,285,086
Series K006, Class BX1 IO	5.542	02-25-20	4,478,218	317,989
Series K010, Class X1 IO	0.312	10-25-20	28,892,960	92,382
Series K011, Class X1 IO	0.321	11-25-20	47,729,055	205,875
Series K014, Class X1 IO	1.323	04-25-21	38,291,283	979,996
Series K015, Class X1 IO	1.748	07-25-21	40,255,495	1,531,033
Series K017, Class X1 IO	1.484	12-25-21	160,235,182	5,670,691
Series K018, Class X1 IO	1.501	01-25-22	103,196,408	3,726,350
Series K021, Class X1 IO	1.587	06-25-22	34,730,795	1,581,557
Series K022, Class X1 IO	1.365	07-25-22	134,937,355	5,375,553
Series K024, Class X1 IO	0.970	09-25-22	10,366,165	290,122
Series K026, Class X1 IO	1.127	11-25-22	12,866,171	440,203
Series K705, Class X1 IO	1.853	09-25-18	5,693,862	57
Series K707, Class X1 IO	1.629	12-25-18	7,272,059	13,066
Series K709, Class X1 IO	1.628	03-25-19	46,515,250	200,099
Series K710, Class X1 IO	1.858	05-25-19	70,057,278	493,182
Series K711, Class X1 IO	1.798	07-25-19	55,353,611	433,031
Series KAIV, Class X1 IO	1.280	06-25-21	23,730,279	629,109
Series KS01, Class X1 IO	1.455	01-25-23	13,495,752	534,698
Series KS03, Class X IO	0.426	08-25-25	38,695,258	472,589
Series T-41, Class 3A (H)	5.539	07-25-32	1,304	1,381
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	221	244
Series 2012-M5, Class X IO	0.626	02-25-22	25,159,861	369,709
Series 2012-MB, Class X1 IO	2.261	12-25-19	4,354,647	55,543
Government National Mortgage Association
Series 2008-90, Class IO	1.875	12-16-50	2,672,480	486,401
Series 2012-114, Class IO	0.785	01-16-53	26,221,094	1,384,938
Series 2012-120, Class IO	0.779	02-16-53	10,549,269	515,828
Series 2012-125, Class IO	0.370	02-16-53	13,708,986	386,157
Series 2012-70, Class IO	0.455	08-16-52	7,105,346	127,186
Series 2013-63, Class IO	0.790	09-16-51	15,530,380	820,959
Series 2016-174, Class IO	0.899	11-16-56	48,867,423	3,721,645
Series 2017-109, Class IO	0.611	04-16-57	96,723,707	5,472,917
Series 2017-124, Class IO	0.706	01-16-59	122,918,592	8,040,191
Series 2017-135, Class IO	0.840	10-16-58	85,775,290	5,980,588
Series 2017-140, Class IO	0.610	02-16-59	73,559,247	4,525,799
Series 2017-159, Class IO	0.545	06-16-59	98,943,210	5,547,924
Series 2017-169, Class IO	0.733	01-16-60	177,445,784	11,702,780
Series 2017-20, Class IO	0.748	12-16-58	192,594,915	11,845,127
Series 2017-22, Class IO	1.022	12-16-57	38,843,226	3,467,939
Series 2017-3, Class IO	0.908	09-16-58	94,065,324	7,077,230
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-41, Class IO	0.791	07-16-58	65,900,170	$4,628,261
Series 2017-46, Class IO	0.619	11-16-57	84,329,049	5,035,035
Series 2017-61, Class IO	0.768	05-16-59	54,479,268	4,105,923
Series 2017-74, Class IO	0.778	09-16-58	122,426,241	7,600,123
Series 2017-89, Class IO	0.765	07-16-59	122,015,532	8,988,164
Series 2018-081, Class IO	0.448	01-16-60	34,988,981	1,868,230
Series 2018-114, Class IO	0.540	04-16-60	183,155,000	10,748,653
Series 2018-35, Class IO	0.523	03-16-60	140,556,232	8,179,557
Series 2018-43, Class IO	0.577	05-16-60	217,246,850	12,662,472
Series 2018-68, Class IO	0.479	01-16-60	18,042,316	944,979
Series 2018-69, Class IO	0.535	04-16-60	98,953,654	6,128,051

Series 2018-9, Class IO	0.558	01-16-60	105,368,160	6,041,473
Asset backed securities 12.4%				$1,499,704,512
(Cost $1,510,137,124)
Asset backed securities 12.4%				1,499,704,512
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (A)	2.542	06-22-37	8,660,000	8,371,671
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (A)	2.511	08-25-37	13,513,003	13,301,819
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (A)	2.611	05-25-36	13,633,259	13,433,941
Ally Auto Receivables Trust
Series 2017-4, Class A4	1.960	07-15-22	12,120,000	11,870,242
Series 2018-1, Class A3	2.350	06-15-22	11,965,000	11,873,611
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	39,100,000	38,709,422
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	36,740,000	36,228,432
Americredit Automobile Receivables Trust Series 2018-2, Class C	3.590	06-18-24	8,990,000	9,008,487
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (H)	6.510	08-25-27	6	7
Applebee's Funding LLC Series 2014-1, Class A2 (B)	4.277	09-05-44	25,611,463	25,608,604
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	17,699,500	17,872,070
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	44,130,000	43,522,237
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	8,000,000	7,844,256
Series 2018-A, Class A3	2.350	04-25-22	18,900,000	18,716,725
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	49,126,000	48,486,365
Series 2017-A4, Class A4	1.990	07-17-23	7,045,000	6,914,983
CarMax Auto Owner Trust
Series 2016-1, Class A4	1.880	06-15-21	6,290,000	6,203,932
Series 2016-2, Class A4	1.680	09-15-21	7,480,000	7,333,463
Series 2018-1, Class A3	2.480	11-15-22	12,551,000	12,427,643
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (B)	1.870	02-15-22	5,620,000	5,536,796
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	47,080,000	46,494,814
Series 2017-A3, Class A3	1.920	04-07-22	18,559,000	18,278,431
Series 2017-A8, Class A8	1.860	08-07-22	2,080,000	2,036,272
Series 2018-A1, Class A1	2.490	01-20-23	49,835,000	49,281,179
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	14,486,891	14,450,733
CNH Equipment Trust Series 2017-C, Class A3	2.080	02-15-23	14,415,000	14,183,397
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	16,836,875	$17,029,226
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (A)	2.536	03-28-35	10,354,000	10,064,662
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	93,315	60,199
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.674	02-25-35	1,724,010	1,715,516
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	17,389,300	17,464,074
Series 2017-1A, Class A2I (B)	3.629	11-20-47	7,035,833	6,915,590
Series 2017-1A, Class A2II (B)	4.030	11-20-47	7,230,363	7,169,917
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	56,300,000	55,172,908
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	28,026,900	27,948,985
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	23,840,838	24,626,870
Evergreen Credit Card Trust Series 2018-1, Class A (B)	2.950	03-15-23	23,275,000	23,183,434
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	4,705,438	4,705,579
Ford Credit Auto Owner Trust
Series 2015-1, Class A (B)	2.120	07-15-26	39,230,000	38,774,265
Series 2016-B, Class A4	1.520	08-15-21	4,867,000	4,788,529
Series 2016-C, Class A4	1.400	02-15-22	10,305,000	10,026,245
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,464,082
Series 2017-C, Class A4	2.160	03-15-23	14,435,000	14,105,751
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	25,950,000	25,521,373
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (B)	1.860	12-16-21	18,356,000	18,124,810
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (A)	2.511	08-25-44	43,239,000	42,493,780
Golden Credit Card Trust Series 2018-1A, Class A (B)	2.620	01-15-23	25,080,000	24,813,573
Hertz Vehicle Financing II LP Series 2016-3A, Class A (B)	2.270	07-25-20	7,265,000	7,216,250
Hilton Grand Vacations Trust Series 2017-AA, Class A (B)	2.660	12-26-28	10,481,327	10,294,138
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4	1.360	01-18-23	11,550,000	11,309,968
Series 2017-2, Class A4	1.870	09-15-23	5,000,000	4,881,624
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	6,320,122
Series 2018-2, Class A3	3.010	05-18-22	11,988,000	11,996,290
Series 2018-3, Class A3	2.950	08-22-22	8,985,000	8,983,767
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	22,030,000	21,728,044
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (B)	2.810	04-15-21	16,155,000	16,123,517
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	7,720,000	7,678,232
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (A)	2.577	10-27-42	8,414,796	8,245,286
MMAF Equipment Finance LLC Series 2017-B, Class A3 (B)	2.210	10-17-22	15,903,000	15,666,048
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	676,712	662,160
Series 2015-1A, Class A (B)	2.520	12-20-32	2,137,187	2,097,030
Series 2018-1A, Class A (B)	3.450	01-21-36	17,851,996	17,874,206
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Nelnet Student Loan Trust Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (A)(B)	2.760	08-23-36	10,080,000	$9,924,694
New Residential Mortgage LLC
Series 2018-FNT1, Class A (B)	3.610	05-25-23	14,151,602	14,141,647
Series 2018-FNT2, Class A (B)	3.790	07-25-54	8,442,627	8,478,234
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (B)	2.540	04-18-22	17,032,000	16,855,756
Series 2018-1A, Class A2 (B)	3.220	02-15-23	6,055,000	6,027,472
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4	1.540	10-17-22	4,480,000	4,368,438
Series 2017-A, Class A3	1.740	08-16-21	200,000	197,917
Series 2017-B, Class A4	1.950	10-16-23	14,205,000	13,869,410
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	6,521,139	6,500,350
Series 2018-PLS2, Class A (B)	3.265	02-25-23	9,161,716	9,126,557
PFS Financing Corp. Series 2018-B, Class A (B)	2.890	02-15-23	15,690,000	15,567,045
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	7,370,009	7,497,008
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	8,865,000	8,846,791
Series 2018-3, Class C	3.510	08-15-23	21,090,000	21,106,830
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A (B)	3.500	06-20-35	9,178,797	9,193,107
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (A)	2.631	06-15-39	6,294,935	6,145,640
SoFi Professional Loan Program LLC Series 2017-E, Class A2A (B)	1.860	11-26-40	7,826,599	7,728,073
Sonic Capital LLC Series 2016-1A, Class A2 (B)	4.472	05-20-46	3,580,377	3,592,837
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (A)	3.582	02-25-35	2,448,630	2,410,540
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (A)(B)	2.529	10-28-37	39,779,968	39,313,902
Taco Bell Funding LLC
Series 2016-1A, Class A2I (B)	3.832	05-25-46	20,217,125	20,247,653
Series 2016-1A, Class A2II (B)	4.377	05-25-46	1,970,000	1,999,117
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	2,664,750	2,640,748
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (B)	4.110	08-20-43	12,569,130	12,549,012
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(H)	3.691	10-25-53	4,885,000	4,957,546
Series 2015-2, Class 1M2 (B)(H)	3.633	11-25-60	10,795,000	10,965,477
Series 2016-5, Class A1 (B)(H)	2.500	10-25-56	10,515,288	10,252,349
Series 2017-1, Class A1 (B)(H)	2.750	10-25-56	3,644,190	3,576,727
Series 2017-2, Class A1 (B)(H)	2.750	04-25-57	3,870,741	3,799,732
Series 2018-1, Class A1 (B)(H)	3.000	01-25-58	8,973,062	8,828,612
Series 2018-3, Class A1 (B)(H)	3.750	05-25-58	13,294,233	13,327,557
Series 2018-4, Class A1 (B)(H)	3.000	06-25-58	21,127,000	20,588,479
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4	1.320	11-15-21	5,597,000	5,482,856
Series 2017-C, Class A4	1.980	12-15-22	12,680,000	12,429,102
Series 2018-A, Class A3	2.350	05-16-22	14,725,000	14,579,373
Series 2018-C, Class A3	3.020	12-15-22	23,705,000	23,729,096
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	15,913,125	15,840,154
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	9,681,350	9,759,439
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Volvo Financial Equipment LLC Series 2018-1A, Class A3 (B)	2.540	02-15-22	20,320,000	$20,156,079
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	13,717,151	13,298,113
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (A)(B)	2.575	04-25-40	3,068,438	2,932,459
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	2,643,284	2,634,307
Series 2014-1A, Class B (B)	3.250	12-20-26	1,321,153	1,319,386
Series 2015-2A, Class B (B)	4.000	07-20-28	2,276,870	2,272,130
Series 2016-1A, Class A (B)	3.500	12-20-28	1,997,923	1,990,898
Series 2017-1A, Class A (B)	3.050	12-20-30	5,943,511	5,883,664
World Omni Auto Receivables Trust
Series 2017-B, Class A3	1.950	02-15-23	6,020,000	5,902,795
Series 2018-A, Class A3	2.500	04-17-23	18,830,000	18,633,822

	Shares	Value
Preferred securities 0.3%		$35,971,950
(Cost $36,287,579)
Consumer staples 0.0%		2,488,992
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (B)	28,284	2,488,992
Financials 0.1%		16,322,301
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.099% (A)	374,059	10,024,781
Regions Financial Corp., 6.375%	139,454	3,525,397
Wells Fargo & Company, Series L, 7.500%	2,139	2,772,123
Utilities 0.2%		17,160,657
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	255,022	11,996,235
DTE Energy Company, 6.500% (E)	97,700	5,164,422

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$33,655,035
(Cost $33,651,204)
John Hancock Collateral Trust (I)	2.0611(J)	3,363,452	33,655,035

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%				$301,395,961
(Cost $301,380,200)
Certificate of deposit 0.1%				12,999,961
Bank of Tokyo Mitsubishi UFJ, Ltd.	1.920	09-04-18	13,000,000	12,999,961
U.S. Government Agency 0.9%				103,605,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	20,827,000	20,827,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	82,778,000	82,778,000

24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 1.5%		184,791,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $177,521,257 on 9-4-18, collateralized by $173,951,700 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.625% due 4-15-21 to 4-15-23 (valued at $181,071,698, including interest)	177,483,000	177,483,000
Repurchase Agreement with State Street Corp. dated 8-31-18 at 0.900% to be repurchased at $7,308,731 on 9-4-18, collateralized by $7,695,000 U.S. Treasury Notes, 1.750% due 5-31-22 (valued at $7,455,924, including interest)	7,308,000	7,308,000

Total investments (Cost $12,409,227,465) 100.9%	$12,215,638,966
Other assets and liabilities, net (0.9%)	(108,789,360)
Total net assets 100.0%	$12,106,849,606

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,000,082,218 or 24.8% of the fund's net assets as of 8-31-18.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is on loan as of 8-31-18. The value of securities on loan amounted to $32,876,932.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 8-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-18:
United States	87.3%
United Kingdom	2.5%
Canada	1.7%
Netherlands	1.3%
France	1.3%
Other countries	5.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2018, by major security category or type

	Total value at 8-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,993,448,662	—	$3,993,448,662	—
Foreign government obligations	64,377,906	—	64,377,906	—
Corporate bonds	5,513,169,732	—	5,513,169,732	—
Convertible bonds	9,223,438	—	9,223,438	—
Capital preferred securities	19,342,456	—	19,342,456	—
Term loans	20,561,511	—	20,561,511	—
Collateralized mortgage obligations	724,787,803	—	724,787,803	—
Asset backed securities	1,499,704,512	—	1,499,704,512	—
Preferred securities	35,971,950	$33,482,958	2,488,992	—
Securities lending collateral	33,655,035	33,655,035	—	—
Short-term investments	301,395,961	—	301,395,961	—
Total investments in securities	$12,215,638,966	$67,137,993	$12,148,500,973	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

       26

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	9,479,857	(6,116,405)	3,363,452	—	—	$2,929	$3,831	$33,655,035

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q1	08/18
This report is for the information of the shareholders of John Hancock Bond Fund.		10/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2018